S000028707 [Member] Expense Example - Variable Portfolio - Partners International Growth Fund	Dec. 31, 2025 USD ($)
Variable Portfolio - Partners International Growth Fund Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,101
Variable Portfolio - Partners International Growth Fund Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	$ 1,391